RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Nov. 06, 2025	Aug. 08, 2025	Jul. 17, 2025	Apr. 15, 2025
IfrsStatementLineItems [Line Items]
Total compensation	$ 3,400	$ 3,900	$ 3,000
Common shares issued	5,500,000			24,000,000	897,134	8,100,510	1,218,222
Deferred stock issued	$ 2,564	1,216	688
Royalty expense	$ 2,674	$ 1,959	$ 2,421
Dividends payable to Northwestern Description	In 2025, 2024 and 2023, the Company paid $115.8 million, $42.7 million and $28.2 million respectively of which the amount owed to Northwestern was about $55.2 million, $23.3 million and $15.4 million, respectively.
Deferred Stock Units [Member]
IfrsStatementLineItems [Line Items]
Common shares issued	189,795